Not FDIC Insured May Lose Value No Bank Guarantee
158-Q3PH

Schedule of Investments
(unaudited)
Franklin Rising Dividends Fund 2
Notes to Schedule of Investments 5

Franklin Managed Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Rising Dividends Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 98.4%
Aerospace & Defense 4.4%
General Dynamics Corp. .............................................. 1,591,990 $ 352,227,788
Raytheon Technologies Corp. .......................................... 7,268,028 698,530,171
1,050,757,959
Air Freight & Logistics 2.3%
United Parcel Service, Inc., B .......................................... 2,957,100 539,789,034
Banks 1.2%
JPMorgan Chase & Co. ............................................... 2,595,700 292,301,777
Beverages 2.0%
PepsiCo, Inc. ...................................................... 2,816,077 469,327,393
Biotechnology 1.7%
AbbVie, Inc. ....................................................... 2,651,800 406,149,688
Building Products 2.4%
Carlisle Cos., Inc. ................................................... 958,729 228,762,327
Johnson Controls International plc ....................................... 6,942,549 332,409,246
561,171,573
Capital Markets 1.2%
Nasdaq, Inc. ....................................................... 1,824,750 278,347,365
Chemicals 9.5%
Air Products and Chemicals, Inc. ........................................ 2,400,058 577,165,948
Albemarle Corp. .................................................... 2,222,049 464,363,800
Ecolab, Inc. ........................................................ 1,858,772 285,804,783
Linde plc .......................................................... 2,748,335 790,228,762
Sherwin-Williams Co. (The) ............................................ 651,900 145,966,929
2,263,530,222
Commercial Services & Supplies 1.9%
Cintas Corp. ....................................................... 1,227,300 458,433,369
Electrical Equipment 0.7%
nVent Electric plc ................................................... 5,068,468 158,795,102
Food & Staples Retailing 1.3%
Walmart, Inc. ...................................................... 2,616,764 318,146,167
Food Products 2.0%
McCormick & Co., Inc. ............................................... 4,319,600 359,606,700
Mondelez International, Inc., A .......................................... 1,774,200 110,160,078
469,766,778
Health Care Equipment & Supplies 9.6%
Abbott Laboratories .................................................. 4,601,000 499,898,650
Becton Dickinson and Co. ............................................. 2,428,956 598,810,522
Medtronic plc ...................................................... 5,487,200 492,476,200
Stryker Corp. ...................................................... 3,408,718 678,096,272
2,269,281,644
Health Care Providers & Services 3.5%
CVS Health Corp. ................................................... 1,315,500 121,894,230
UnitedHealth Group, Inc. .............................................. 1,397,800 717,952,014
839,846,244
Hotels, Restaurants & Leisure 2.4%
McDonald's Corp. ................................................... 1,916,554 473,158,852

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. .................................................... 1,333,300 $ 101,850,787
575,009,639
Household Products 3.1%
Colgate-Palmolive Co. ............................................... 3,696,810 296,262,353
Procter & Gamble Co. (The) ........................................... 2,995,088 430,663,704
726,926,057
Industrial Conglomerates 2.2%
Honeywell International, Inc. ........................................... 3,056,100 531,180,741
Insurance 0.8%
Erie Indemnity Co., A ................................................. 952,122 182,988,327
IT Services 5.9%
Accenture plc, A .................................................... 3,010,100 835,754,265
Visa, Inc., A ........................................................ 2,916,900 574,308,441
1,410,062,706
Life Sciences Tools & Services 2.3%
Danaher Corp. ..................................................... 244,500 61,985,640
West Pharmaceutical Services, Inc. ...................................... 1,623,800 490,988,406
552,974,046
Machinery 2.8%
Donaldson Co., Inc. ................................................. 2,755,704 132,659,591
Dover Corp. ....................................................... 2,721,800 330,208,776
Pentair plc ........................................................ 4,309,568 197,248,927
660,117,294
Multiline Retail 1.8%
Target Corp. ....................................................... 3,095,891 437,232,686
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp. ..................................................... 2,228,000 322,569,840
EOG Resources, Inc. ................................................ 2,098,800 231,791,472
Exxon Mobil Corp. ................................................... 2,198,900 188,313,796
742,675,108
Pharmaceuticals 3.3%
Johnson & Johnson ................................................. 2,879,600 511,157,796
Pfizer, Inc. ......................................................... 5,042,600 264,383,518
775,541,314
Road & Rail 2.1%
JB Hunt Transport Services, Inc. ........................................ 1,122,100 176,697,087
Norfolk Southern Corp. ............................................... 1,383,369 314,425,940
491,123,027
Semiconductors & Semiconductor Equipment 6.1%
Analog Devices, Inc. ................................................. 5,053,019 738,195,546
Texas Instruments, Inc. ............................................... 4,618,500 709,632,525
1,447,828,071
Software 12.4%
Microsoft Corp. ..................................................... 8,115,000 2,084,175,450
Roper Technologies, Inc. .............................................. 2,189,802 864,205,359
2,948,380,809

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail 3.2%
Lowe's Cos., Inc. .................................................... 2,802,300 $ 489,477,741
Ross Stores, Inc. ................................................... 3,983,150 279,736,624
769,214,365
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. ........................................................ 435,800 59,582,576
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc., B ....................................................... 4,104,600 419,490,120
Trading Companies & Distributors 1.1%
WW Grainger, Inc. ................................................... 576,000 261,751,680
Total Common Stocks (Cost $10,235,630,512) ...................................
23,367,722,881
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 373,769,443 373,769,443
Total Money Market Funds (Cost $373,769,443) .................................
373,769,443
Total Short Term Investments (Cost $373,769,443 ) ...............................
373,769,443
a
Total Investments (Cost $10,609,399,955) 100.0% ...............................
$23,741,492,324
Other Assets, less Liabilities (0.0)%
†
...........................................
(3,870,644)
Net Assets 100.0% ...........................................................
$23,737,621,680
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 351,254,684 $ 1,093,031,069 $ (1,070,516,310) $ — $ — $ 373,769,443 373,769,443 $ 324,173
Total Affiliated Securities ... $351,254,684 $1,093,031,069 $(1,070,516,310) $— $— $373,769,443 $324,173